Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of the beginning and ending balances for convertible loans measured at fair value on a recurring basis - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of the beginning and ending balances for convertible loans measured at fair value on a recurring basis [Abstract]
Opening balance
Issuance of convertible loans	6,860,000	50,000,000
Loss on change in fair value of convertible loan	1,508,229	15,258,333
Accrued interest	226,775
Conversion of convertible loan	(6,343,172)	(65,258,333)
Total	$ 2,251,832